10-Q Accrued Expenses and Other Current Liabilities - Schedule of Warranty Reserves (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of period	$ 832,283	$ 1,029,862	$ 1,029,862	$ 1,042,015
Provision for warranty expense	3,421	187,499	320,535	383,613
Warranty costs paid	(215,267)	(323,569)	(518,114)	(395,766)
Balance at end of period	$ 620,437	$ 893,792	$ 832,283	$ 1,029,862